Financial assets at fair value through other comprehensive income - Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Due within one year	R$ 44,163,006	R$ 59,892,379
From 1 to 5 years	49,467,861	67,388,842
From 5 to 10 years	57,653,004	15,784,368
Over 10 years	32,409,506	27,534,782
No stated maturity	9,823,160	15,241,604
Financial assets at fair value through other comprehensive income	193,516,537	185,841,975
At cost [member]
IfrsStatementLineItems [Line Items]
Due within one year	45,423,965	60,234,322
From 1 to 5 years	50,015,025	64,073,593
From 5 to 10 years	58,965,698	14,913,201
Over 10 years	33,364,130	22,257,548
No stated maturity	10,427,449	12,834,801
Financial assets at fair value through other comprehensive income	R$ 198,196,267	R$ 174,313,465